Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

December 31 (millions of dollars)	2019	2018
Regulatory assets (Note 12)	52	42
Prepaid expenses and other assets	41	37
Materials and supplies	21	20
	114	99